SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Outstanding	428,457	298,955
Weighted average exercise price, Outstanding	$ 7.55	$ 8.46
Weighted average remaining contractual life, Outstanding	7 years 1 month 6 days	8 years 10 months 24 days	9 years 4 months 24 days
Aggregate Intrinsic Value, Outstanding
Number of options, Expired		(110,945)
Weighted average exercise price, Expired		$ 16.81
Number of options, Granted		240,447
Weighted average exercise price, Granted		$ 5.60
Weighted average remaining contractual life, Granted		9 years 3 months 18 days
Number of options, Forfeited	(64,672)
Weighted average exercise price, Forfeited	$ 10.5
Weighted average remaining contractual life, Forfeited	6 years 10 months 24 days
Number of options, Reclassification of liability classified	401,794
Weighted average exercise price, Reclassification of liability classified	$ 9.32
Weighted average remaining contractual life, Reclassification of liability classified	5 years 8 months 12 days
Number of options, Outstanding	765,579	428,457	298,955
Weighted average exercise price, Outstanding	$ 8.31	$ 7.55	$ 8.46
Aggregate Intrinsic Value, Outstanding
Number of options, Exercisable	528,031	64,291
Weighted average exercise price, Exercisable	$ 8.80	$ 9.15
Weighted average remaining contractual life, Exercisable	6 years 6 months	8 years 2 months 12 days
Aggregate Intrinsic Value, Exercisable
Liability Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Outstanding	405,714	440,045	446,703
Weighted average exercise price, Outstanding	$ 9.72	$ 8.46
Weighted average remaining contractual life, Outstanding		6 years 2 months 12 days	6 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding
Number of options, Expired		(34,331)
Weighted average exercise price, Expired		$ 7.66
Number of options, Outstanding		405,714	440,045
Weighted average exercise price, Outstanding		$ 9.72	$ 8.46
Aggregate Intrinsic Value, Outstanding
Number of options, Exercisable		386,016
Weighted average exercise price, Exercisable		$ 10.52
Weighted average remaining contractual life, Exercisable		6 years 1 month 6 days
Aggregate Intrinsic Value, Exercisable